Premises and Equipment - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Rent expense	$ 303,851	$ 293,825
Lease expiration effective date	Dec. 31, 2017
Lease commencement date	Dec. 01, 2018
Lease term	70 months